UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number 811-06073

Cash Management Portfolio

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	06/30/08

ITEM 1.           REPORT TO STOCKHOLDERS

  JUNE 30, 2008

Semiannual Report to Shareholders

  DWS Money Market Series

Managed Shares

Contents

DWS Money Market Series
Managed Shares

click here Information About Your Fund's Expenses

click here Portfolio Summary

click here Financial Statements

click here Financial Highlights

click here Notes to Financial Statements

Cash Management Portfolio

click here Investment Portfolio

click here Financial Statements

click here Financial Highlights

click here Notes to Financial Statements

click here Other Information

click here Summary of Management Fee Evaluation by Independent Fee Consultant

click here Account Management Resources

click here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Please read this fund's prospectus for specific details regarding its risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Managed Shares of the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2008 to June 30, 2008).

The tables illustrate your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2008
Actual Fund Return*	Managed Shares
Beginning Account Value 1/1/08	$ 1,000.00
Ending Account Value 6/30/08	$ 1,016.70
Expenses Paid per $1,000**	$ .65
Hypothetical 5% Fund Return*	Managed Shares
Beginning Account Value 1/1/08	$ 1,000.00
Ending Account Value 6/30/08	$ 1,024.22
Expenses Paid per $1,000**	$ .65
* Expenses include amounts allocated proportionally from the master portfolio.
** Expenses are equal to the Fund's annualized expense ratio for Managed Shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratio	Managed Shares
DWS Money Market Series	.13%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Asset Allocation	6/30/08	12/31/07

Commercial Paper	40%	48%
Short-Term Notes	23%	25%
Certificates of Deposit and Bank Notes	21%	13%
Government & Agency Obligations	7%	7%
Time Deposits	5%	2%
Master Notes	2%	3%
Municipal Bonds and Notes	1%	—
Repurchase Agreements	1%	1%
Asset Backed	—	1%
	100%	100%
Weighted Average Maturity

DWS Money Market Series	43 days	47 days
First Tier Institutional Money Fund Average*	45 days	38 days
* The Fund is compared to its respective iMoneyNet Category: First Tier Institutional Money Fund Average — Category includes a widely-recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio Holdings of First Tier funds include US Treasury, US Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset Backed Commercial Paper.

Asset allocation and weighted average maturity are subject to change. For more complete details about the Portfolio holdings, see page 21. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Portfolio as of month end will be posted to www.dws-investments.com after the 14th day following month end. In addition, the Portfolio's top ten holdings and other information about the Fund is posted on www.dws-investments.com as of the calendar quarter-end on or after the 14th day following quarter-end. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2008 (Unaudited)
Assets
Investment in Cash Management Portfolio, at value	$ 24,024,424,358
Receivable for Fund shares sold	834,438
Other assets	92,359
Total assets	24,025,351,155
Liabilities
Distributions payable	14,345,674
Payable for Fund shares redeemed	1,204,224
Other accrued expenses and payables	527,079
Total liabilities	16,076,977
Net assets, at value	$ 24,009,274,178
Net Assets Consist of
Distributions in excess of net investment income	(325,945)
Accumulated net realized gain (loss)	2,995,050
Paid-in capital	24,006,605,073
Net assets, at value	$ 24,009,274,178
Net Asset Value

Prime Reserve Class S

Net Asset Value, offering and redemption price per share ($109,215,996 ÷ 109,290,009 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)
$ 1.00

Institutional Shares

Net Asset Value, offering and redemption price per share ($22,556,692,006 ÷ 22,553,996,430 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)
$ 1.00
Premium Class S Net Asset Value, offering and redemption price per share ($662,486,112 ÷ 662,457,619 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 1.00
Managed Shares Net Asset Value, offering and redemption price per share ($680,880,064 ÷ 680,938,677 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
Investment Income	Six Months Ended June 30, 2008 (Unaudited)
Income and expenses allocated from Cash Management Portfolio: Interest	$ 410,135,924
Expenses*	(14,988,545)
Net investment income allocated from Cash Management Portfolio	395,147,379
Expenses: Administration fee	11,860,199
Services to shareholders	683,811
Professional fees	189,278
Registration fees	104,347
Trustees' fees and expenses	65,510
Reports to shareholders	55,220
Distribution service fee	15,858
Other	63,402
Total expenses before expense reductions	13,037,625
Expense reductions	(12,840,735)
Total expenses after expense reductions	196,890
Net investment income	394,950,489
Net realized gain (loss) allocated from Cash Management Portfolio	3,240,496
Net increase (decrease) in net assets resulting from operations	$ 398,190,985
* For the six months ended June 30, 2008, the Cash Management Portfolio was reimbursed by the Advisor for fees in the amount of $6,766,264, of which $4,616,808 was allocated to the Fund on a pro-rated basis.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	For the Period from June 1, 2007 through December 31, 2007	Year Ended May 31, 2007
Operations: Net investment income	$ 394,950,489	$ 717,511,769	$ 906,924,547
Net realized gain (loss)	3,240,496	569,954	(563,297)
Net increase (decrease) in net assets resulting from operations	398,190,985	718,081,723	906,361,250
Distributions to shareholders from: Net investment income: Prime Reserve Class AARP*	—	—	(432,526)
Prime Reserve Class S	(1,812,935)	(3,306,418)	(5,260,345)
Premium Class AARP*	—	—	(1,218,967)
Premium Class S	(11,322,119)	(21,175,124)	(35,887,744)
Managed Shares	(10,202,028)	(20,061,498)	(24,794,389)
Institutional Shares	(371,939,351)	(672,968,728)	(839,184,793)
Total distributions	(395,276,433)	(717,511,768)	(906,778,764)
Fund share transactions: Proceeds from shares sold	146,961,270,448	199,925,679,802	225,030,816,967
Reinvestment of distributions	247,456,800	480,918,230	659,928,734
Cost of shares redeemed	(145,777,495,558)	(196,723,891,274)	(216,698,065,383)
Net increase (decrease) in net assets from Fund share transactions	1,431,231,690	3,682,706,758	8,992,680,318
Increase (decrease) in net assets	1,434,146,242	3,683,276,713	8,992,262,804
Net assets at beginning of period	22,575,127,936	18,891,851,223	9,899,588,419
Net assets at end of period (including distributions in excess of net investment income of $325,945, $1 and $2, respectively)	$ 24,009,274,178	$ 22,575,127,936	$ 18,891,851,223
* Prime Reserve Class AARP and Premium Class AARP shares merged into Prime Reserve Class S and Premium Class S, respectively, on July 14, 2006.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Managed Shares Years Ended December 31,	2008[a]	2007[b]	2007[d]	2006[d]	2005[d]	2004[d]	2003[d]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.017	.030	.052	.039	.019	.009	.013
Distributions from net investment income	(.017)	(.030)	(.052)	(.039)	(.019)	(.009)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[c]	1.67**	3.06**	5.33	3.98	1.94	.91	1.34
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	681	510	596	454	430	451	588
Ratio of expenses before expense reductions including expenses allocated from Cash Management Portfolio (%)[e]	.28*	.28*	.28	.32	.31	.48	.50
Ratio of expenses after expense reductions including expenses allocated from Cash management Portfolio (%)[e]	.13*	.14*	.14	.15	.17	.24	.30
Ratio of net investment income (%)	3.33*	5.16*	5.22	3.93	1.95	.90	1.29
[a] For the six months ended June 30, 2008 (Unaudited).
[b] For the period from June 1, 2007 through December 31, 2007 (see Note A).
[c] Total returns would have been lower had certain expenses not been reduced.
[d] For the years ended May 31.
[e] On July 30, 2007, DWS Money Market Series became a feeder of Cash Management Portfolio. Expense ratios disclosed prior to December 31, 2007 are for DWS Money Market Series as a stand-alone fund.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

DWS Money Market Series (the "Fund") is a diversified investment portfolio of DWS Money Market Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options: Prime Reserve Class S, Premium Class S, Managed Shares and Institutional Shares. Certain detailed information for Prime Reserve Class S, Premium Class S and Institutional Shares is provided separately and is available upon request. Prime Reserve Class S and Premium Class S shares are generally not available to new investors except under certain circumstances.

The Board of Trustees of the Fund approved a reorganization pursuant to which the Fund became a feeder fund of Cash Management Portfolio. On July 30, 2007, the Fund transferred all of its assets into the Cash Management Portfolio in a tax-free exchange for beneficial ownership in the Portfolio. Activity prior to this conversion is included in the 2007 statements of changes in net assets. Prior to this conversion, the Fund changed its fiscal year end from May 31 to December 31.

The Fund, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master portfolio, the Cash Management Portfolio (the ``Portfolio''), an open-end management investment company registered under the 1940 Act and advised by Deutsche Investment Management Americas Inc. (``DIMA" or the ``Advisor'') and the Advisor for the master portfolio. Details concerning the Portfolio's investment objective and policies and the risk factors associated with the Portfolio's investments are described in the Fund's Prospectus and Statement of Additional Information.

Investment income, realized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fee, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

At June 30, 2008, the Fund owned approximately 70% of the Portfolio. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Security Valuation. The Fund determines the valuation of its investment in the Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), which governs the application of generally accepted accounting principles that require fair value measurements of the Fund's assets and liabilities. FAS 157 establishes a three-tier hierarchy that prioritizes the inputs to valuation techniques. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine fair value are not quoted prices in an active market. On June 30, 2008, all of the Portfolio's and, accordingly, the Fund's securities were classified as Level 2. For information on the Portfolio's policy regarding the valuation of investments and of the valuation inputs please refer to the Security Valuation section in the Portfolio's financial statements which accompany this report.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At December 31, 2007, the Fund had a net tax basis capital loss carryforward of approximately $245,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized of until December 31, 2014, the expiration date, whichever occurs first, which may be subject to certain limitations under Sections 382-383 of the Internal Revenue Code.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2007 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal periods/years remain subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives a daily allocation of the Portfolio's net investment income and net realized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Fees and Transactions with Affiliates

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG and the Advisor for the master portfolio.

For the period from January 1, 2008 through July 29, 2010, the Advisor has contractually agreed to waive all or a portion of its advisory fee from the Portfolio and reimburse or pay certain operating expenses of the Fund (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) to the extent necessary to maintain the operating expenses of each class as follows:

Prime Reserve Class S	.37%
Premium Class S	.28%
Managed Shares	.20%
Institutional Class	.15%

For the period from January 1, 2008 through June 30, 2008, the Advisor has voluntarily agreed to waive 0.11% of the Fund's total operating expenses. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

For the six months ended June 30, 2008, the Advisor agreed to reimburse the Fund $413,726 for other expenses.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee ("Administration fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2008, DIMA received an Administration fee of $11,860,199, all of which was waived.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems. Inc. ("DST"), DISC has delegated certain transfer agent, dividend paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30. 2008, the amounts charged to the Fund by DISC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at June 30, 2008
Prime Reserve Class S	$ 64,669	$ 2,018	$ 50,111
Premium Class S	129,049	12,281	77,353
Managed Shares	13,568	12,620	—
Institutional Shares	419,430	419,430	—
	$ 626,716	$ 446,349	$ 127,464

Shareholder Servicing Fee. DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, provides information and administrative services for a fee ("Service Fee") to Managed Shares shareholders at an annual rate of up to 0.05% of average daily net assets. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. The Service Fee charged by DIDI was as follows:

Service Fee	Total Aggregated	Unpaid at June 30, 2008	Annualized Effective Rate
Managed Shares	$ 15,858	$ 7,578.01%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2008, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $22,716, all of which is paid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson and Vice Chairperson.

In connection with the board consolidation on April 1, 2008, of the two DWS Funds Boards of Trustees/Directors, certain Independent Board Members retired prior to their normal retirement date, and received a one-time retirement benefit. DIMA has agreed to reimburse the Funds for the cost of this benefit. During the period ended June 30, 2008, the Fund paid its allocated portion of the retirement benefit of $120,461 to the non-continuing Independent Board Members, and the Fund was reimbursed by DIMA for this payment.

C. Concentration of Ownership

From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2008, there were three shareholders who held approximately 42%, 21% and 12% of the outstanding shares of the Managed Shares and one shareholder who held approximately 13% of the outstanding shares of Institutional Shares of the Fund.

D. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended June 30, 2008		Period Ended December 31, 2007*
	Shares	Dollars	Shares	Dollars
Shares sold
Prime Reserve Class S	19,580,144	19,580,144	27,574,635	27,574,635
Premium Class S	122,485,426	122,485,426	181,205,649	181,205,649
Managed Shares	1,072,588,181	1,072,588,181	1,345,468,616	1,345,468,616
Institutional Shares	145,746,616,697	145,746,616,697	198,371,430,902	198,371,430,902
		$ 146,961,270,448		$ 199,925,679,802
Shares issued to shareholders in reinvestment of distributions
Prime Reserve Class S	1,727,245	1,727,245	3,137,806	3,137,806
Premium Class S	10,708,727	10,708,727	20,057,533	20,057,533
Managed Shares	1,627,828	1,627,828	4,170,401	4,170,401
Institutional Shares	233,393,000	233,393,000	453,552,490	453,552,490
		$ 247,456,800		$ 480,918,230
Shares redeemed
Prime Reserve Class S	(24,044,160)	(24,044,160)	(29,631,030)	(29,631,030)
Premium Class S	(161,626,075)	(161,626,075)	(225,692,255)	(225,692,255)
Managed Shares	(903,571,337)	(903,571,337)	(1,435,968,663)	(1,435,968,663)
Institutional Shares	(144,688,253,986)	(144,688,253,986)	(195,032,599,326)	(195,032,599,326)
		$ (145,777,495,558)		$(196,723,891,274)
Net increase (decrease)
Prime Reserve Class S	(2,736,771)	(2,736,771)	1,081,411	1,081,411
Premium Class S	(28,431,922)	(28,431,922)	(24,429,073)	(24,429,073)
Managed Shares	170,644,672	170,644,672	(86,329,646)	(86,329,646)
Institutional Shares	1,291,755,711	1,291,755,711	3,792,384,066	3,792,384,066
		$ 1,431,231,690		$ 3,682,706,758
* For the period from June 1, 2007 through December 31, 2007.
	Year Ended May 31, 2007
	Shares	Dollars
Shares sold
Prime Reserve Class AARP	3,417,074**	$ 3,417,074**
Prime Reserve Class S	40,386,197	40,386,197
Premium Class AARP	16,535,490**	16,535,490**
Premium Class S	362,115,516	362,115,516
Managed Shares	1,579,713,807	1,579,713,807
Institutional Shares	223,028,648,134	223,028,648,883
		$ 225,030,816,967
Shares issued to shareholders in reinvestment of distributions
Prime Reserve Class AARP	262,068**	$ 262,068**
Prime Reserve Class S	4,995,416	4,995,416
Premium Class AARP	731,634**	731,634**
Premium Class S	33,694,670	33,694,670
Managed Shares	5,177,907	5,177,907
Institutional Shares	615,067,039	615,067,039
		$ 659,928,734
Shares redeemed
Prime Reserve Class AARP	(2,693,855)**	$ (2,693,855)**
Prime Reserve Class S	(45,366,188)	(45,366,188)
Premium Class AARP	(9,616,189)**	(9,616,189)**
Premium Class S	(386,893,859)	(386,893,859)
Managed Shares	(1,442,208,412)	(1,442,208,412)
Institutional Shares	(214,811,286,880)	(214,811,286,880)
		$ (216,698,065,383)
Shares converted**
Prime Reserve Class AARP	(69,812,223)	$ (69,727,053)
Prime Reserve Class S	69,812,223	69,727,053
Premium Class AARP	(196,755,249)	(196,753,879)
Premium Class S	196,755,249	196,753,879
		$ —
Net increase (decrease)
Prime Reserve Class AARP	(68,826,936)**	$ (68,741,766)**
Prime Reserve Class S	69,827,648	69,742,478
Premium Class AARP	(189,104,314)**	(189,102,944)**
Premium Class S	205,671,576	205,670,206
Managed Shares	142,683,302	142,683,302
Institutional Shares	8,832,428,293	8,832,429,042
		$ 8,992,680,318
** On June 28, 2006, the Board of the Fund approved the conversion of the Prime Reserve Class AARP and Premium Class AARP shares of the Fund into Prime Reserve Class S and Premium Class S, respectively, of the Fund. These conversions were completed on July 14, 2006 and these shares are no longer offered.

(The following financial statements of the Cash Management Portfolio should be read in conjunction with the Fund's financial statements.)

Investment Portfolio as of June 30, 2008 (Unaudited)

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 21.5%
ABN AMRO Bank NV, 2.78%, 8/7/2008	50,000,000	50,001,520
Allied Irish Banks PLC, 2.685%, 7/25/2008	200,000,000	200,000,664
American Express Bank FSB, 2.75%, 8/14/2008	150,000,000	150,000,000
Banco Santander SA, 2.67%, 10/3/2008	61,200,000	61,188,503
Bank of Scotland PLC:
4.5%, 11/19/2008	120,000,000	120,000,000
4.93%, 10/9/2008	155,000,000	155,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., 2.8%, 8/8/2008	250,000,000	250,000,000
Barclays Bank PLC:
3.0%, 12/2/2008	247,650,000	247,650,000
3.15%, 12/8/2008	70,750,000	70,750,000
BNP Paribas:
2.64%, 8/11/2008	177,000,000	177,003,622
2.705%, 9/25/2008	7,000,000	7,000,000
4.4%, 7/7/2008	162,750,000	162,750,265
Calyon:
3.0%, 10/22/2008	85,350,000	85,350,000
3.02%, 10/23/2008	200,000,000	200,000,000
4.03%, 7/14/2008	110,750,000	110,750,000
Canadian Imperial Bank of Commerce, 2.76%, 7/7/2008	246,000,000	246,000,000
Citibank NA, 2.7%, 8/15/2008	250,000,000	250,000,000
Cowboys Stadium LP, 144A, 2.55%***, 7/1/2039	35,000,000	35,000,000
Credit Agricole SA:
2.7%, 8/1/2008	145,000,000	145,000,000
2.7%, 9/2/2008	178,700,000	178,700,000
2.75%, 8/1/2008	100,000,000	100,002,569
2.9%, 12/1/2008	77,000,000	77,000,000
Credit Suisse, 4.305%, 7/8/2008	100,000,000	100,000,000
Dexia Credit Local, 2.65%, 8/12/2008	99,000,000	98,997,638
Fortis Bank SA, 3.0%, 10/22/2008	150,000,000	150,000,000
HSH Nordbank AG, 2.97%, 7/10/2008	150,000,000	150,000,372
Intesa Sanpaolo SpA:
2.75%, 8/12/2008	150,000,000	150,000,000
2.8%, 8/7/2008	100,000,000	100,000,000
JPMorgan Chase Bank NA, 2.8%, 8/11/2008	30,000,000	30,000,000
KBC Bank NV:
2.52%, 7/22/2008	155,000,000	155,001,566
2.55%, 7/7/2008	300,000,000	300,000,000
2.78%, 8/11/2008	100,000,000	99,998,865
Landesbank Hessen-Thueringen Girozentrale, 3.03%, 7/7/2008	200,000,000	200,000,000
Lloyds TSB Bank PLC, 2.62%, 8/26/2008	7,000,000	7,000,000
Metropolitan Life Global Funding I, 3.8%, 1/20/2009	91,500,000	91,500,000
Mizuho Corporate Bank Ltd:
2.65%, 7/14/2008	500,000,000	500,000,000
2.66%, 7/16/2008	398,000,000	398,000,000
Norddeutsche Landesbank Girozentrale AG, 3.02%, 7/8/2008	150,000,000	150,000,000
Norinchukin Bank Ltd., 2.6%, 7/16/2008	350,000,000	350,000,000
Societe Generale:
2.67%, 7/25/2008	400,000,000	400,000,000
2.98%, 7/7/2008	300,000,000	300,000,000
Toronto-Dominion Bank:
2.68%, 8/18/2008	25,000,000	25,008,549
2.9%, 8/29/2008	1,000,000	1,000,313
4.42%, 7/7/2008	13,500,000	13,504,082
UBS AG:
3.0%, 8/1/2008	200,000,000	200,000,000
4.255%, 7/9/2008	160,000,000	160,018,226
4.3%, 7/8/2008	160,000,000	160,000,000
Westpac Banking Corp., 2.73%, 9/26/2008	14,000,000	14,000,168
Total Certificates of Deposit and Bank Notes (Cost $7,383,176,922)		7,383,176,922

Commercial Paper 40.2%
Issued at Discount** 38.1%
Abbey National North America LLC, 2.6%, 10/22/2008	66,000,000	65,461,367
Alcon Capital Corp., 2.49%, 12/17/2008	100,000,000	98,831,083
Alpine Securitization:
2.58%, 7/2/2008	20,000,000	19,998,567
2.63%, 7/9/2008	48,750,000	48,721,508
Amsterdam Funding Corp., 2.62%, 7/25/2008	75,000,000	74,869,000
Apreco LLC, 2.63%, 7/22/2008	193,800,000	193,502,679
Archer-Daniels-Midland Co., 2.15%, 7/14/2008	5,377,000	5,372,825
AstraZeneca PLC:
2.45%, 11/3/2008	100,000,000	99,149,306
2.72%, 11/14/2008	29,300,000	28,998,926
2.88%, 8/20/2008	48,550,000	48,355,800
3.67%, 7/17/2008	24,310,000	24,270,348
3.965%, 7/25/2008	99,000,000	98,738,310
AT&T, Inc.:
2.05%, 7/30/2008	60,000,000	59,900,917
2.06%, 7/30/2008	190,000,000	189,684,706
2.15%, 8/19/2008	120,000,000	119,648,833
2.22%, 7/9/2008	13,300,000	13,293,439
2.22%, 7/14/2008	70,000,000	69,943,883
Atlantic Asset Securitization Corp., 2.57%, 7/9/2008	50,000,000	49,971,444
Bank of Scotland PLC, 2.65%, 8/22/2008	113,000,000	112,567,461
Caisse Nationale des Caisses Depargne et de Prevoyance:
2.85%, 7/7/2008	80,000,000	79,962,000
2.96%, 8/4/2008	200,000,000	199,440,889
2.96%, 8/7/2008	168,000,000	167,488,907
Cancara Asset Securitisation LLC:
2.63%, 7/10/2008	149,000,000	148,902,033
3.05%, 7/2/2008	227,000,000	226,980,768
Chariot Funding LLC:
2.45%, 7/9/2008	56,956,000	56,924,991
2.45%, 7/10/2008	51,499,000	51,467,457
2.6%, 7/7/2008	38,186,000	38,169,453
2.6%, 7/23/2008	150,000,000	149,761,667
Citibank Credit Card Issuance Trust, 2.8%, 8/1/2008	393,000,000	392,052,433
Colgate-Palmolive Co:
2.14%, 7/7/2008	24,500,000	24,491,262
2.28%, 7/14/2008	35,780,000	35,750,541
DNB NOR Bank ASA:
2.5%, 7/14/2008	9,000,000	8,991,875
2.865%, 8/4/2008	160,000,000	159,567,067
Eksportfinans AS, 2.3%, 7/25/2008	100,000,000	99,846,667
Falcon Asset Securitization Co., LLC, 2.6%, 7/15/2008	5,000,000	4,994,944
General Electric Capital Corp.:
2.53%, 10/1/2008	300,000,000	298,060,333
2.75%, 9/19/2008	199,250,000	198,032,361
3.53%, 7/14/2008	191,000,000	190,756,528
3.92%, 9/30/2008	200,000,000	198,018,222
4.05%, 7/7/2008	25,000,000	24,983,167
4.42%, 7/21/2008	200,000,000	199,508,889
Giro Balanced Funding Corp., 2.95%, 7/30/2008	20,000,000	19,952,472
Gotham Funding Corp.:
2.57%, 7/22/2008	57,000,000	56,914,548
2.67%, 8/22/2008	57,000,000	56,780,170
2.75%, 7/15/2008	35,000,000	34,962,569
2.75%, 7/18/2008	15,578,000	15,557,770
2.75%, 7/21/2008	43,256,000	43,189,914
2.91%, 9/15/2008	4,500,000	4,472,355
2.91%, 9/22/2008	25,000,000	24,832,271
2.8%, 7/17/2008	48,000,000	47,940,267
2.85%, 9/10/2008	110,000,000	109,381,708
Greenwich Capital Holdings, Inc., 2.85%, 10/6/2008	120,000,000	119,078,500
ING (US) Funding LLC, 2.5%, 7/15/2008	1,263,000	1,261,772
Johnson & Johnson:
1.9%, 7/7/2008	65,000,000	64,979,417
2.0%, 9/4/2008	25,750,000	25,657,014
2.0%, 9/5/2008	100,000,000	99,633,333
2.1%, 7/14/2008	50,000,000	49,962,083
3.38%, 7/23/2008	70,000,000	69,855,411
Kitty Hawk Funding Corp., 2.85%, 10/2/2008	26,881,000	26,683,089
Kreditanstalt fuer Wiederaufbau, 2.2%, 7/8/2008	1,506,000	1,505,356
Liberty Street Funding LLC:
2.58%, 7/25/2008	40,000,000	39,931,200
2.62%, 7/14/2008	50,000,000	49,952,694
2.62%, 7/16/2008	58,000,000	57,936,683
2.65%, 8/25/2008	240,000,000	239,028,333
2.67%, 7/25/2008	126,000,000	125,775,720
2.88%, 9/30/2008	33,800,000	33,553,936
2.95%, 7/2/2008	40,850,000	40,846,653
3.0%, 7/25/2008	50,000,000	49,900,000
Market Street Funding LLC:
2.6%, 7/8/2008	60,000,000	59,969,667
2.65%, 7/16/2008	135,000,000	134,850,938
2.86%, 7/25/2008	150,000,000	149,714,000
MetLife, Inc., 2.2%, 7/14/2008	10,000,000	9,992,056
National Australia Funding (Delaware), Inc., 2.7%, 7/14/2008	92,708,000	92,617,610
Nestle Capital Corp.:
2.02%, 8/7/2008	3,400,000	3,392,941
2.49%, 12/17/2008	133,000,000	131,445,341
2.69%, 9/18/2008	300,000,000	298,229,083
4.3%, 10/31/2008	54,250,000	53,459,457
Nieuw Amsterdam Receivables Corp.:
2.84%, 7/30/2008	100,000,000	99,771,222
2.86%, 7/25/2008	100,000,000	99,809,333
3.0%, 7/3/2008	90,000,000	89,985,000
3.02%, 7/3/2008	100,000,000	99,983,222
Nordea North America, Inc., 2.75%, 9/25/2008	5,000,000	4,967,153
Old Line Funding LLC, 2.54%, 7/21/2008	78,411,000	78,300,353
Park Avenue Receivables Corp., 2.52%, 7/16/2008	85,000,000	84,910,750
Pfizer, Inc.:
2.27%, 9/23/2008	67,200,000	66,844,064
2.685%, 8/6/2008	100,000,000	99,731,500
Procter & Gamble International Funding SCA:
1.94%, 7/18/2008	10,000,000	9,990,839
2.12%, 7/10/2008	60,000,000	59,968,200
2.2%, 8/14/2008	109,130,000	108,836,562
Ranger Funding Co., LLC, 2.52%, 7/25/2008	25,079,000	25,036,867
Royal Bank of Scotland Group PLC:
2.955%, 10/21/2008	200,000,000	198,161,333
4.19%, 7/10/2008	71,090,000	71,015,533
Salisbury Receivables Co., LLC:
2.67%, 7/25/2008	145,000,000	144,741,900
2.7%, 8/13/2008	50,000,000	49,838,750
2.72%, 8/14/2008	50,000,000	49,833,778
Scaldis Capital LLC:
2.58%, 7/7/2008	32,525,000	32,511,014
2.65%, 7/14/2008	100,000,000	99,904,306
2.69%, 7/18/2008	50,000,000	49,936,486
2.78%, 7/24/2008	95,000,000	94,831,269
2.89%, 7/2/2008	105,250,000	105,241,551
Sheffield Receivables Corp.:
2.51%, 7/25/2008	107,000,000	106,820,953
2.52%, 7/10/2008	100,000,000	99,937,000
2.52%, 7/18/2008	77,000,000	76,908,370
2.57%, 7/11/2008	175,000,000	174,875,069
2.61%, 7/22/2008	113,000,000	112,827,958
2.65%, 7/11/2008	50,000,000	49,963,194
2.75%, 7/3/2008	75,000,000	74,988,542
2.82%, 7/17/2008	45,000,000	44,943,600
2.87%, 7/9/2008	41,500,000	41,473,532
Siemens Capital Co., LLC, 2.09%, 8/22/2008	12,450,000	12,412,415
Societe Generale North America, Inc.:
2.93%, 8/1/2008	91,290,000	91,059,670
3.025%, 8/5/2008	245,000,000	244,279,462
3.15%, 10/22/2008	300,000,000	297,033,750
4.0%, 7/7/2008	152,500,000	152,398,333
Starbird Funding Corp.:
2.6%, 7/2/2008	336,692,000	336,667,683
2.86%, 7/25/2008	151,000,000	150,712,093
3.02%, 9/10/2008	149,000,000	148,112,540
3.02%, 9/11/2008	60,000,000	59,637,600
Suncorp-Metway Ltd., 2.83%, 8/12/2008	40,000,000	39,867,933
Swedbank AB:
2.75%, 8/15/2008	200,000,000	199,312,500
2.75%, 8/20/2008	100,000,000	99,618,056
2.77%, 8/19/2008	100,000,000	99,622,972
2.83%, 8/4/2008	100,000,000	99,732,722
2.95%, 8/1/2008	128,000,000	127,674,845
Thunder Bay Funding LLC:
2.54%, 7/21/2008	63,700,000	63,610,112
2.58%, 7/14/2008	66,573,000	66,510,976
Toronto-Dominion Holdings (USA), Inc, 2.6%, 8/4/2008	32,400,000	32,320,440
Toyota Motor Credit Corp., 2.53%, 10/14/2008	130,000,000	129,040,708
Tulip Funding Corp.:
2.59%, 7/7/2008	200,000,000	199,913,667
2.625%, 7/9/2008	84,814,000	84,764,525
2.65%, 7/8/2008	123,186,000	123,122,525
2.65%, 7/9/2008	67,711,000	67,671,126
2.76%, 7/15/2008	30,720,000	30,687,027
United Parcel Service, Inc.:
3.25%, 12/17/2008	50,000,000	49,237,153
3.85%, 7/31/2008	3,750,000	3,737,969
4.13%, 7/31/2008	40,750,000	40,609,752
Victory Receivables Corp.:
2.62%, 7/25/2008	145,000,000	144,746,733
2.7%, 7/15/2008	90,000,000	89,905,500
2.74%, 8/4/2008	75,000,000	74,805,917
2.74%, 8/18/2008	50,000,000	49,817,333
2.85%, 7/25/2008	14,000,000	13,973,400
2.87%, 9/12/2008	51,000,000	50,703,194
Westpac Banking Corp., 2.7%, 7/9/2008	100,000,000	99,940,000
Windmill Funding I Corp.:
2.62%, 7/25/2008	51,000,000	50,910,925
2.64%, 7/17/2008	62,168,000	62,095,056
		13,111,785,002
Issued at Par 2.1%
BNP Paribas Finance, Inc., 2.5%, 7/1/2008	24,179,000	24,179,000
Cancara Asset Securitisation LLC, 2.52%, 7/1/2008	59,500,000	59,500,000
CHI Catholic Health Initiatives:
2.65%, 12/31/2008	55,063,000	55,063,000
2.8%, 9/30/2008	83,475,000	83,475,000
Danske Corp., 2.69%, 7/1/2008	12,300,000	12,300,000
Giro Balanced Funding Corp., 2.835%, 7/1/2008	25,600,000	25,600,000
Gotham Funding Corp., 3.0%, 7/1/2008	15,333,000	15,333,000
Lloyds TSB Bank PLC, 2.5%, 7/1/2008	7,400,000	7,400,000
Nestle Capital Corp., 2.3%, 7/1/2008	11,103,000	11,103,000
Nieuw Amsterdam Receivables Corp., 3.04%, 7/1/2008	94,449,000	94,449,000
Nordea North America, Inc., 2.22%, 7/1/2008	3,502,000	3,502,000
Perry Global Funding LLC, 3.64%, 7/1/2008	39,027,000	39,027,000
Rabobank USA Financial Corp., 2.25%, 7/1/2008	1,000,000	1,000,000
Romulus Funding Corp., 3.25%, 7/1/2008	119,590,000	119,590,000
Starbird Funding Corp., 2.75%, 7/1/2008	17,337,000	17,337,000
Windmill Funding I Corp., 2.9%, 7/1/2008	163,771,000	163,771,000
		732,629,000
Total Commercial Paper (Cost $13,844,414,002)		13,844,414,002

Master Notes 1.9%
Citigroup Global Markets, Inc., 2.65%*, 7/1/2008 (a) (Cost $665,000,000)	665,000,000	665,000,000

Government & Agency Obligations 7.0%
US Government Sponsored Agencies 3.1%
Federal Home Loan Bank:
2.075%**, 7/7/2008	1,926,000	1,925,334
2.35%**, 2/11/2009	39,000,000	38,427,187
2.36%**, 5/12/2009	125,750,000	123,153,262
2.61%, 6/3/2009	30,000,000	30,000,000
2.625%, 7/15/2008	64,850,000	64,813,514
2.664%*, 9/17/2008	100,000,000	99,990,584
3.7%**, 7/9/2008	80,000,000	79,934,222
4.1%**, 7/22/2008	116,000,000	115,722,567
Federal Home Loan Mortgage Corp., 3.75%**, 7/7/2008	130,000,000	129,918,750
Federal National Mortgage Association:
2.0%**, 7/16/2008	7,500,000	7,493,750
2.23%*, 9/3/2009	380,000,000	379,977,729
		1,071,356,899
US Treasury Obligations 3.9%
US Treasury Bills:
1.6%**, 10/23/2008	135,500,000	134,813,467
1.69%**, 11/6/2008	95,000,000	94,429,156
1.85%**, 11/20/2008	187,500,000	186,131,771
2.15%**, 6/4/2009	118,500,000	116,107,946
2.31%**, 7/2/2009	180,000,000	175,795,800
2.35%**, 6/4/2009	160,000,000	156,469,778
2.37%**, 6/4/2009	160,000,000	156,439,733
2.42%**, 6/4/2009	160,250,000	156,608,942
US Treasury Note, 4.875%, 5/15/2009	137,000,000	140,193,207
		1,316,989,800
Total Government & Agency Obligations (Cost $2,388,346,699)		2,388,346,699

Asset Backed 0.3%
Steers (Delaware) Business Trust, 144A, 2.502%*, 5/27/2048 (Cost $93,991,384)	93,991,384	93,991,384

Short Term Notes* 23.1%
Abbey National Treasury Services PLC:
2.716%, 2/13/2009	50,000,000	50,000,000
2.895%, 2/20/2009	187,250,000	187,250,000
2.901%, 4/24/2009	125,500,000	125,500,000
Alliance & Leicester PLC, 2.468%, 8/7/2008	100,000,000	100,000,000
Allied Irish Banks PLC, 2.482%, 8/18/2008	118,400,000	118,400,000
American Honda Finance Corp.:
144A, 2.795%, 7/11/2008	8,000,000	8,000,233
144A, 2.934%, 3/25/2009	100,000,000	100,000,000
ANZ National (International) Ltd., 144A, 2.915%, 4/10/2009	96,000,000	96,000,000
Australia & New Zealand Banking Group Ltd.:
2.501%, 8/22/2008	60,000,000	60,000,000
144A, 2.891%, 7/2/2009	199,350,000	199,344,844
Banco Espanol de Credito SA, 2.733%, 8/11/2008	297,000,000	297,000,000
Bank of America NA:
2.92%, 7/25/2008	235,925,000	235,960,198
3.208%, 7/2/2009	195,000,000	195,000,000
Bank of Ireland, 2.472%, 8/18/2008	75,000,000	75,000,000
Bank of Scotland PLC, 2.994%, 6/5/2009	123,250,000	123,250,000
BMW (UK) Capital PLC, 2.491%, 8/14/2008	55,000,000	55,000,000
BNP Paribas:
2.481%, 8/25/2008	109,000,000	109,000,000
2.895%, 5/13/2009	84,100,000	84,100,000
Caisse Nationale des Caisses Depargne et de Prevoyance, 2.705%, 9/9/2008	197,000,000	197,000,000
Caja de Ahorros y Monte de Piedad de Madrid, 2.967%, 8/12/2008	225,000,000	225,000,000
Canadian Imperial Bank of Commerce, 2.773%, 7/18/2008	16,500,000	16,498,506
Commonwealth Bank of Australia:
2.501%, 9/23/2008	80,000,000	80,000,000
2.752%, 12/18/2008	72,000,000	71,991,285
Credit Agricole SA:
2.771%, 7/21/2008	246,000,000	246,000,000
2.91%, 8/22/2008	200,000,000	200,000,000
144A, 3.031%, 7/22/2009	296,500,000	296,500,000
Danske Bank AS, 2.471%, 8/19/2008	268,000,000	267,997,603
DNB NOR Bank ASA, 2.492%, 9/24/2008	120,000,000	120,000,000
General Electric Capital Corp., 2.501%, 8/19/2011	135,000,000	135,000,000
HSBC Finance Corp.:
2.47%, 8/6/2008	125,000,000	125,000,000
144A, 2.541%, 9/24/2008	140,000,000	140,000,000
HSH Nordbank AG, 2.501%, 8/20/2008	205,000,000	205,000,000
ING Bank NV, 144A, 3.059%, 3/26/2009	84,000,000	84,000,001
Intesa Bank Ireland PLC, 2.492%, 8/22/2008	155,000,000	155,000,000
Intesa Sanpaolo SpA, 2.976%, 5/13/2009	125,000,000	125,000,000
KBC Bank NV, 2.821%, 12/16/2008	75,000,000	75,000,000
Lloyds TSB Bank PLC, 2.44%, 9/6/2008	100,000,000	100,000,000
Marshall & Ilsley Bank, 2.481%, 8/14/2008	56,000,000	56,000,000
Metropolitan Life Global Funding I:
144A, 2.96%, 6/9/2009	66,500,000	66,500,000
3.085%, 4/13/2009	35,000,000	35,000,000
National Australia Bank Ltd.:
2.776%, 8/14/2008	125,000,000	125,000,000
2.918%, 2/19/2009	179,750,000	179,750,000
3.045%, 4/7/2009	125,750,000	125,750,000
Natixis, 2.921%, 4/6/2009	268,500,000	268,500,000
Nordea Bank AB, 2.448%, 9/8/2008	85,000,000	85,000,000
Northern Rock PLC, 2.481%, 8/4/2008	65,000,000	65,000,000
Procter & Gamble International Funding SCA, 2.788%, 2/19/2009	64,000,000	64,000,000
Rabobank Nederland NV:
2.655%, 11/14/2008	195,000,000	195,000,000
144A, 2.9%, 7/9/2009	179,250,000	179,250,000
Royal Bank of Canada:
2.44%, 8/5/2008	100,000,000	100,000,000
144A, 2.871%, 7/15/2009	171,500,000	171,500,418
Skandinaviska Enskilda Banken AB, 2.458%, 8/8/2008	80,000,000	80,000,000
Svenska Handelsbanken AB:
2.471%, 8/20/2008	200,000,000	200,000,000
144A, 3.2%, 5/26/2009	25,000,000	25,000,000
Toyota Motor Credit Corp.:
2.26%, 3/12/2009	110,000,000	110,000,000
2.26%, 3/19/2009	100,000,000	100,000,000
2.658%, 11/17/2008	100,000,000	100,000,000
UniCredito Italiano Bank (Ireland) PLC:
2.468%, 8/8/2008	50,000,000	50,000,000
2.501%, 8/14/2008	260,000,000	260,000,000
2.705%, 8/8/2008	220,000,000	219,998,492
Total Short Term Notes (Cost $7,945,041,580)		7,945,041,580

Time Deposits 5.1%
BNP Paribas, 2.5%, 7/1/2008	121,437,324	121,437,324
Danske Bank AS:
3.5%, 7/1/2008	500,000,000	500,000,000
4.0%, 7/1/2008	750,000,000	750,000,000
KBC Bank NV, 2.75%, 7/1/2008	203,761,000	203,761,000
Lloyds TSB Bank PLC, 3.5%, 7/1/2008	175,000,000	175,000,000
Total Time Deposits (Cost $1,750,198,324)		1,750,198,324

Municipal Bonds and Notes 0.7%
Chattanooga, TN, Industrial Development Board Revenue, BlueCross Corp. Project, 2.5%***, 1/1/2028, Bank of America NA (b)	49,000,000	49,000,000
Colorado, Housing Finance Authority, Single Family Mortgage Revenue, "I", Series B-1, 2.75%***, 5/1/2038	51,500,000	51,500,000
Idaho, Housing & Finance Association, 2.65%, 7/2/2008	13,000,000	12,999,043
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Series B, 2.5%***, 1/1/2035, Lasalle Bank NA (b)	10,930,000	10,930,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston University, Series N, 2.75%***, 10/1/2034, Bank of America NA (b)	32,000,000	32,000,000
New York, NY, General Obligation:
Series J14, 2.6%***, 8/1/2019	16,400,000	16,400,000
Series J12, 2.6%***, 8/1/2029	28,060,000	28,060,000
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series B, 2.61%***, 3/1/2033	30,000,000	30,000,000
Total Municipal Bonds and Notes (Cost $230,889,043)		230,889,043

Repurchase Agreements 0.6%
BNP Paribas, 2.4%, dated 6/30/2008, to be repurchased at $106,180,083 on 7/1/2008 (c)	106,173,005	106,173,005
JPMorgan Securities, Inc., 1.6%, dated 6/30/2008, to be repurchased at $20,000,889 on 7/1/2008 (d)	20,000,000	20,000,000
JPMorgan Securities, Inc., 2.3%, dated 6/30/2008, to be repurchased at $30,218,696 on 7/1/2008 (e)	30,216,765	30,216,765
Lehman Brothers, Inc., 2.5%, dated 6/30/2008, to be repurchased at $33,082,896 on 7/1/2008 (f)	33,080,599	33,080,599
Merrill Lynch Government Securities, Inc., 1.45%, dated 6/30/2008, to be repurchased at $10,087,903 on 7/1/2008 (g)	10,087,497	10,087,497
Total Repurchase Agreements (Cost $199,557,866)		199,557,866
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $34,500,615,820)+	100.4	34,500,615,820
Other Assets and Liabilities, Net	(0.4)	(137,725,458)
Net Assets	100.0	34,362,890,362
* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2008.
** Annualized yield at time of purchase; not a coupon rate.
*** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2008.
+ The cost for federal income tax purposes was $34,500,615,820.
(a) Reset date; not a maturity date.
(b) Security incorporates a letter of credit from a major bank.
(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
9,502,722	Federal Home Loan Mortgage Corp.	5.5	5/1/2038	9,407,472
100,947,729	Federal National Mortgage Association	5.5	2/1/2038-6/1/2038	99,950,724
Total Collateral Value				$ 109,358,196
(d) Collateralized by $40,120,000 US Treasury STRIPS , maturing on 11/15/2022 with a value of $20,402,224.
(e) Collateralized by $121,527,039 Federal National Mortgage Association-Interest Only, with various coupon rates from 4.5-5.5%, with various maturities of 3/1/2020-5/25/2037 with a value of $31,123,499.
(f) Collateralized by $32,963,523 Federal Home Loan Mortgage Corp., with various coupon rates from 5.707-6.675%, with various maturities of 10/1/2036-11/1/2037 with a value of $33,743,909.
(g) Collateralized by $24,317,000, US Treasury STRIPS, with various maturities of 11/15/2014-5/15/2037 with a value of $10,289,321.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

STRIPS: Separate Trading of Registered Interest and Principal Securities.

Fair Value Measurements

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's assets carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine fair value are not quoted prices in an active market. For information on the Fund's policy regarding the valuation of investments and of the valuation inputs, and their aggregate levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to the Financial Statements.

Valuation Inputs	Investments in Securities at Value
Level 1 — Quoted Prices	$ —
Level 2 — Other Significant Observable Inputs	34,500,615,820
Level 3 — Significant Unobservable Inputs	—
Total	$ 34,500,615,820

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2008 (Unaudited)
Assets
Investments in securities, valued at amortized cost	$ 34,500,615,820
Cash	2,351,625
Receivable for investments sold	127,936
Interest receivable	79,041,849
Other assets	618,716
Total assets	34,582,755,946
Liabilities
Payable for investments purchased	216,349,825
Accrued advisory fee	2,586,769
Other accrued expenses and payables	928,990
Total liabilities	219,865,584
Net assets, at value	$ 34,362,890,362
Statement of Operations for the six months ended June 30, 2008 (Unaudited)
Investment Income
Income: Interest	$ 603,721,059
Expenses: Advisory fee	21,614,856
Administration fee	5,221,900
Custodian fee	495,601
Professional fees	133,052
Trustees' fees and expenses	739,052
Other	500,101
Total expenses before expense reductions	28,704,562
Expense reductions	(6,766,264)
Total expenses after expense reductions	21,938,298
Net investment income	581,782,761
Net realized gain (loss)	5,334,621
Net increase (decrease) in net assets resulting from operations	$ 587,117,382

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Operations: Net investment income	$ 581,782,761	$ 1,079,019,089
Net realized gain (loss)	5,334,621	840,140
Net increase (decrease) in net assets resulting from operations	587,117,382	1,079,859,229
Capital transaction in shares of beneficial interest: Proceeds from capital invested	198,436,244,564	284,201,163,257
Value of capital withdrawn	(198,399,522,730)	(260,418,815,249)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	36,721,834	23,782,348,008
Increase (decrease) in net assets	623,839,216	24,862,207,237
Net assets at beginning of period	33,739,051,146	8,876,843,909
Net assets at end of period	$ 34,362,890,362	$ 33,739,051,146

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	34,363	33,739	8,877	9,931	9,812	12,550
Ratio of expenses before expense reductions (%)	.16*	.17	.20	.21	.21	.21
Ratio of expenses after expense reductions (%)	.13*	.14	.18	.18	.18	.18
Ratio of net investment income (%)	3.33*	5.14	4.83	3.08	1.22	1.04
Total Return (%)[b,c]	1.67**	5.31	4.97	3.15	1.26	1.06
[a] For the six months ended June 30, 2008 (Unaudited).
[b] Total return would have been lower had certain expenses not been reduced.
[c] Total return for the Portfolio was derived from the performance of Cash Reserves Fund Institutional.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Cash Management Portfolio (the ``Portfolio'') is registered under the Investment Company Act of 1940, as amended (the ``1940 Act''), as an open-end management investment company organized as a New York business trust.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. The Portfolio's securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

Investments in open-end investment companies are valued at their net asset value each business day.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), which governs the application of generally accepted accounting principles that require fair value measurements of the Portfolio's assets and liabilities. Fair value is an estimate of the price the Portfolio would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels as follows:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

For Level 1 inputs, the Portfolio uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Portfolio's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Portfolio uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Portfolio may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2007 and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from investment companies are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes a daily allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, and the Advisor for the master portfolio.

Under the Advisor Agreement, the Portfolio pays the Advisor a monthly advisory fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio's average daily net assets	.150%
Next $4.5 billion of such net assets	.133%
Over $7.5 billion of such net assets	.120%

For the period from January 1, 2008 through July 29, 2010, the Advisor has contractually agreed to reimburse or pay certain operating expenses at 0.15% of the Portfolio's average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest).

For the period from January 1, 2008 through February 4, 2008, the Advisor had voluntarily agreed to maintain total operating expenses at 0.11% of the Portfolio's average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest). For the period from February 5, 2008 through June 30, 2008, the Advisor has voluntarily agreed to maintain total operating expenses at 0.13% of its average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest). The amount of the waiver and whether the Advisor and Administrator waive a portion of its fee may vary at any time without notice to shareholders.

Accordingly, for the six months ended June 30, 2008, the Portfolio incurred an advisory fee equivalent to the following annualized effective rate of the Portfolio's average daily net assets:

	Total Aggregated	Waived	Annualized Effective Rate
Cash Management Portfolio	$ 21,614,856	$ 6,477,774.09%

Administration Fee. Pursuant to an Administrative Services Agreement with the Advisor, the Advisor provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee ("Administration fee") of 0.03% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2008, the Advisor received an Administration fee of $5,221,900, of which $909,644 is unpaid.

Trustees'/Directors' Fees and Expenses. The Portfolio paid each Trustee/Director not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson and Vice Chairperson.

In connection with the Board consolidation on April 1, 2008, of the two DWS Portfolios' Boards of Trustees/Directors, certain Independent Board Members retired prior to their normal retirement date and received a one-time retirement benefit. DIMA has agreed to reimburse the Portfolios for the cost of this benefit. During the period ended June 30, 2008, the Portfolio paid its allocated portion of the retirement benefit of $182,019 to the non-continuing Independent Board Members, and the Portfolio was reimbursed by DIMA for this payment.

C. Fee Reductions

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the six months ended June 30, 2008, the Portfolio's custodian fee was reduced by $106,471 for custody credits earned.

D. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $490 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at the Federal Portfolios Rate plus 0.35 percent. The Portfolio may borrow up to a maximum of 5 percent of its net assets under the agreement.

Other Information

Portfolio of Investments

Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 26, 2007

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Scudder Funds. My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2007, including my qualifications, the evaluation process for each of the DWS Scudder Funds, consideration of certain complex-level factors, and my conclusions.

Qualifications

For more than 30 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past several years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University; and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds, serve on the board of directors of a private market research company, and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Scudder Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 136 Fund portfolios in the DWS Scudder Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Scudder Fund. These similar products included the other DWS Scudder Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Scudder Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Scudder funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Scudder Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Scudder Funds are reasonable.

Thomas H. Mack

Account Management Resources

Automated Information Line	(800) 728-3337 Personalized account information, the ability to exchange or redeem shares, and information on other DWS funds and services via touchtone telephone.

Web Site	www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 728-3337 To speak with a DWS Investments service representative.
Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Nasdaq Symbol	MCAXX
Fund Number	2023

Privacy Statement

This privacy statement is issued by DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third-party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the DWS Investments Companies listed in the first paragraph of this Privacy Statement.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

DWS Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

September 2007

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Chairman of the Board, P.O. Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Cash Management Portfolio

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Cash Management Portfolio

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 26, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	August 26, 2008